Statement of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Jan. 11, 2015
Balance, shares at Jan. 11, 2015
Issuance of common stock - former officers	$ 2,000	(2,000)
Issuance of common stock - former officers, shares	20,000,000
Redemption of common stock - former officers	$ (1,950)	1,950
Redemption of common stock - former officers, shares	(19,500,000)
Issuance of common stock - to officer	$ 300	(300)
Issuance of common stock - to officer, shares	3,000,000
Capital contribution - expenses paid by officer		1,462		1,462
Net loss for the period			(4,025)	(4,025)
Balance at Dec. 31, 2015	$ 350	1,112	(4,025)	(2,563)
Balance, shares at Dec. 31, 2015	3,500,000
Capital contribution - expenses paid by officer		50,714		50,714
Net loss for the period			(51,787)	(51,787)
Balance at Dec. 31, 2016	$ 350	$ 51,826	$ (55,812)	(3,636)
Balance, shares at Dec. 31, 2016	3,500,000
Net loss for the period				(111,166)
Balance at Jun. 30, 2017				$ 97,819